Shareholders' equity - Karmin acquisition agreement (Details) - USD ($) $ in Thousands	Nov. 04, 2019	Oct. 30, 2019
Karmin | Mineracao Dardanelos Ltda.
Acquisition
Ownership interest held		30.00%
Karmin
Acquisition
Aggregate acquisition price		$ 70,000
Ownership interest held	100.00%
Number of shares acquired		89,945,479
Percentage of interest acquired		100.00%
Aggregate consideration paid		$ 69,300
Loan liability incurred		700
Difference between acquisition price and carrying amount of non-controlling interest held prior to transaction		$ 71,054